Class A C I | ALPS/WMC Disciplined Value Fund
ALPS/WMC DISCIPLINED VALUE FUND (THE "FUND")
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
Dividend income may be a factor in portfolio selection but is secondary to the Fund's principal objective.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 76 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 70 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A C I ALPS/WMC Disciplined Value Fund	Class A		Class C		Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A C I ALPS/WMC Disciplined Value Fund		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	0.75%	none
Shareholder Services Fees		none	0.25%	none
Other Fund Expenses		0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		1.58%	2.33%	1.33%
Fee Waiver and Expense Reimbursement	[1]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.40%	2.15%	1.15%
[1]	ALPS Advisors, Inc. (the "Adviser") has agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.15% of the Fund's average daily net assets. This agreement is in effect through August 31, 2013. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of Years You Own Your Shares
Expense Example Class A C I ALPS/WMC Disciplined Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	685	1,005	1,347	2,308
Class C Shares	318	710	1,228	2,648
Class I Shares	117	404	711	1,584

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A C I ALPS/WMC Disciplined Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	685	1,005	1,347	2,308
Class C Shares	218	710	1,228	2,648
Class I Shares	117	404	711	1,584

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in common stocks of U.S. companies that the Fund's sub-adviser, Wellington Management Company, LLP ("Wellington Management" or the "Sub-Adviser") believes are undervalued by the marketplace. The Sub-Adviser may invest in companies with any market capitalization, but will emphasize primarily large capitalization companies.

Disciplined portfolio construction techniques are used to manage risk and ensure diversification through investments in a number of different industries and companies.
PRINCIPAL RISKS OF THE FUND
The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

  Stock Market Risk. The value of equity securities in the Fund will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

  Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

  Managed Portfolio Risk. The manager's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The performance shown for Class A shares and Class I shares for periods prior to August 29, 2009, reflects the performance of the Activa Mutual Funds Trust – Activa Value Fund's Class A shares and Class I shares (as result of a prior reorganization of Activa Mutual Funds Trust – Activa Value Fund's Class A shares and Class I shares into the Fund's Class A shares and Class I shares), without the effect of any fee and expense limitations or waivers. If Class A shares and Class I shares of the Fund had been available during periods prior to August 29, 2009, the performance shown may have been different. Class C shares of the Fund commenced operations on June 30, 2010. The performance shown for periods prior to June 30, 2010 for Class C shares reflects the performance of the Fund's Class A shares, calculated using the fees and expenses of Class C shares, without the effect of any fee and expense limitations or waivers. If Class C shares of the Fund had been available during periods prior to June 30, 2010, the performance shown may have been different.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds. com or by calling 866.759.5679.
Annual Total Return (years ended 12/31) Class A Shares

Best Quarter –	June 30, 2003	17.52%
Worst Quarter –	December 31, 2008	-21.09%
The Fund's Class A Share year-to-date return as of June 30, 2012 was 8.49%.
After-tax returns are calculated using distributions for the Activa Mutual Funds Trust – Activa Fund – Class A shares for periods prior to August 29, 2009. If Class A shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Class A C I ALPS/WMC Disciplined Value Fund	1 Year	5 years	10 years
Class A Shares	(8.91%)	(4.07%)	2.45%
Class A Shares Return After Taxes on Distributions	(9.01%)	(4.40%)	2.06%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(5.66%)	(3.42%)	2.04%
Class C Shares	(5.18%)	(3.68%)	2.27%
Class I Shares	(3.27%)	(2.76%)	3.20%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%